Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000137888 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000137888 | United States Treasury Note, 4.125, 2029-10-31
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137888 | United States Treasury Note, 3.5, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137888 | United States Treasury Bill, 1.92, 2025-11-06
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137888 | United States Treasury Bill, 3.03, 2025-11-13
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137888 | United States Treasury Bill, 3.34, 2025-11-20
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137888 | United States Treasury Bill, 3.51, 2025-11-28
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137888 | United States Treasury Bill, 3.59, 2025-12-04
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137888 | United States Treasury Bill, 3.66, 2025-12-11
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137888 | United States Treasury Bill, 3.68, 2025-12-18
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137889 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000137889 | United States Treasury Note, 4.125, 2029-10-31
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137889 | United States Treasury Note, 3.5, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137889 | United States Treasury Bill, 1.92, 2025-11-06
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137889 | United States Treasury Bill, 3.03, 2025-11-13
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137889 | United States Treasury Bill, 3.34, 2025-11-20
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137889 | United States Treasury Bill, 3.51, 2025-11-28
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137889 | United States Treasury Bill, 3.59, 2025-12-04
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137889 | United States Treasury Bill, 3.66, 2025-12-11
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137889 | United States Treasury Bill, 3.68, 2025-12-18
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137890 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000137890 | United States Treasury Note, 4.125, 2029-10-31
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137890 | United States Treasury Note, 3.5, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137890 | United States Treasury Bill, 1.92, 2025-11-06
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137890 | United States Treasury Bill, 3.03, 2025-11-13
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137890 | United States Treasury Bill, 3.34, 2025-11-20
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137890 | United States Treasury Bill, 3.51, 2025-11-28
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137890 | United States Treasury Bill, 3.59, 2025-12-04
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137890 | United States Treasury Bill, 3.66, 2025-12-11
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137890 | United States Treasury Bill, 3.68, 2025-12-18
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225122 | AT&T, Inc., 2.75, 2031-06-01
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | AT&T, Inc., 2.55, 2033-12-01
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | T-Mobile USA, Inc., 3.875, 2030-04-15
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | AT&T, Inc., 3.5, 2053-09-15
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | AT&T, Inc., 3.55, 2055-09-15
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | AT&T, Inc., 3.65, 2059-09-15
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | AT&T, Inc., 5.4, 2034-02-15
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | Kraft Heinz Foods Company, 4.375, 2046-06-01
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | Microsoft Corporation, 2.525, 2050-06-01
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225122 | AT&T, Inc., 3.8, 2057-12-01
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225125 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225125 | Marriott International, Inc., 3.125, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225125 | Take-Two Interactive Software, Inc., 5, 2026-03-28
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225125 | Conagra Brands, Inc., 5.3, 2026-10-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225125 | Citibank NA, 5.038, 2027-05-29
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225125 | Sempra, 5.4, 2026-08-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225125 | Merck & Company, Inc., 4.713, 2027-09-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225125 | GlaxoSmithKline Capital plc, 4.735, 2027-03-12
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225125 | American Honda Finance Corporation, 5.08, 2027-07-09
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225125 | Mercedes-Benz Finance North America, LLC, 4.986, 2027-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209835 | Take-Two Interactive Software, Inc., 5, 2026-03-28
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209835 | Mattel, Inc., 3.375, 2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209835 | DuPont de Nemours, Inc., 4.493, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209835 | Walmart, Inc., 4.693, 2027-04-28
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209835 | American Honda Finance Corporation, 5.024, 2027-08-13
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209835 | HCA, Inc., 5.875, 2026-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209835 | Keurig Dr Pepper, Inc., 4.873, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209835 | Sprint, LLC, 7.625, 2026-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209835 | Teledyne Technologies, Inc., 1.6, 2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209835 | Kellogg Company, 3.25, 2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209835 | Financials020002BH3
Holdings [Line Items]
Percent of Total Investments	96.30%
C000209835 | Cash & Equivalent261908107
Holdings [Line Items]
Percent of Total Investments	3.70%
C000209835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209835 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209835 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209835 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209835 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000209835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209835 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000209835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000209836 | Take-Two Interactive Software, Inc., 5, 2026-03-28
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209836 | Mattel, Inc., 3.375, 2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209836 | DuPont de Nemours, Inc., 4.493, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209836 | Walmart, Inc., 4.693, 2027-04-28
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209836 | American Honda Finance Corporation, 5.024, 2027-08-13
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209836 | HCA, Inc., 5.875, 2026-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209836 | Keurig Dr Pepper, Inc., 4.873, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209836 | Sprint, LLC, 7.625, 2026-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209836 | Teledyne Technologies, Inc., 1.6, 2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209836 | Kellogg Company, 3.25, 2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209836 | Financials020002BH3
Holdings [Line Items]
Percent of Total Investments	96.30%
C000209836 | Cash & Equivalent261908107
Holdings [Line Items]
Percent of Total Investments	3.70%
C000209836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209836 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209836 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209836 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209836 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000209836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209836 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000209836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.20%